GMO Systematic Investment Grade Credit ETF Investment Strategy - GMO Systematic Investment Grade Credit ETF	Feb. 28, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]	The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing primarily in U.S. investment grade debt securities. GMO determines Fund investments utilizing its proprietary systematic investment approach analyzing bonds based on factors including value, quality, momentum, and company fundamentals. These factors are captured through proprietary fair value models, measures of changes in default risk, and bond and equity momentum indicators. The strategy seeks to invest in attractive risk/return opportunities and limit tracking error by managing the Fund’s exposure at the country, sector, and issuer levels and to risks such as liquidity, interest rates, and credit spreads. The Fund expects to have material exposure to bonds issued by U.S. and non-U.S. companies.As an alternative to investing directly in bonds, the Fund may invest in exchange-traded and over-the-counter (OTC) derivatives and exchange-traded funds (ETFs). The Fund also may invest in derivatives and ETFs in an attempt to obtain or adjust elements of its long or short investment exposure. Derivatives used may include options, futures, forward currency contracts, and swap contracts. Under normal circumstances, the Fund invests directly and indirectly (through underlying funds or derivatives) at least 80% of its assets in investment grade debt securities.The Fund also may invest in GMO U.S. Treasury Fund, a mutual fund advised by GMO, or in money market funds unaffiliated with GMO, and directly in the types of investments typically held by money market funds.